REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE
Schedule of disaggregation of revenue by type of contract

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of product
- IoT @ Home portfolio	3,671,717	3,400,966	1,619,941
- Home water solutions	883,325	742,912	681,054
- Consumables	382,896	367,021	358,442
- Small appliances and other products	792,965	708,260	494,943
Total of sales of products	5,730,903	5,219,159	3,154,380
Rendering of services	94,721	84,676	78,351
Total	5,825,624	5,303,835	3,232,731